Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Unrepatriated foreign earnings and profits to be repatriated	$ 178
Deferred tax liability of repatriate	0
MGM China [Member]
Income Tax Disclosure [Line Items]
Repatriation of foreign earnings and profits	304	$ 390
MGM Grand Paradise SA [Member]
Income Tax Disclosure [Line Items]
Increase in provision for income taxes			$ 65
Complementary tax	$ 571
Macau [Member] | MGM Grand Paradise SA [Member]
Income Tax Disclosure [Line Items]
Macau's complementary tax rate on distributions of gaming profits (as a percent)	12.00%
Period of exempted complementary tax rate granted by Macau government	Five-year
Increase in net loss attributable to MGM Resorts International	$ 25	$ 47
Per share increase in net loss attributable to MGM Resorts International	$ 0.04	$ 0.10
Additional period of exempted complementary tax rate granted by Macau government	5 years
Annual payments required under the extended annual fee arrangement	$ 2
Macau [Member] | MGM Grand Paradise SA [Member] | MGM China [Member]
Income Tax Disclosure [Line Items]
Annual payments accrued for extended annual fee arrangement	2	$ 2
Foreign [Member]
Income Tax Disclosure [Line Items]
Foreign tax credit carryovers amount	318	$ 782
Foreign [Member] | 2022 [Member]
Income Tax Disclosure [Line Items]
Foreign tax credit carryovers expiration amount	785
Foreign [Member] | 2023 [Member]
Income Tax Disclosure [Line Items]
Foreign tax credit carryovers expiration amount	976
Foreign [Member] | 2024 [Member]
Income Tax Disclosure [Line Items]
Foreign tax credit carryovers expiration amount	782
Foreign [Member] | 2025 [Member]
Income Tax Disclosure [Line Items]
Foreign tax credit carryovers expiration amount	$ 318